EARNINGS PER SHARE INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
EARNINGS PER SHARE INFORMATION
EARNINGS PER SHARE INFORMATION

NOTE 2 – EARNINGS (LOSS) PER SHARE INFORMATION

	For The Three Months
	Ended March 31,
	2014	2013
Net Income (Loss)	$1,163,689	$(965,280)
Basic Weighted-Average Shares Outstanding	23,581,357	14,229,166
Effect of dilutive securities:
Stock options	1,123,295	-
Diluted Weighted-Average Shares Outstanding	24,704,652	14,229,166
Basic Earnings (Loss) per Share	$0.05	$(0.07)
Diluted Earnings (Loss) per Share	$0.05	$(0.07)

Stock options to purchase 100,000 shares of common stock were excluded from the computation of diluted earnings per share during the three months ended March 31, 2014, as their effect would have been anti-dilutive. Stock options to purchase 1,600,000 shares of common stock were excluded from the computation of diluted loss per share during the three months ended March 31, 2013, as their effect would have been anti-dilutive.

NOTE 2 – EARNINGS PER SHARE INFORMATION

For the years ended December 31,	2013	2012
Net Loss	$(452,209)	$(1,669,283)
Basic and Diluted Weighted-Average Shares Outstanding	16,376,911	8,073,176
Basic and Diluted Loss per Share	$(0.03)	$(0.21)

Stock options to purchase 2,647,500 and 1,125,000 shares of common stock were excluded from the computation of diluted earnings (loss) per share during the year ended December 31, 2013 and 2012, respectively, as their effect would have been anti-dilutive.